Prepayments and Other Current Assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepayments and Other Current Assets, net
Rental and other deposits	¥ 14,659	¥ 13,229
Prepaid for services	13,611	61,408
Deductible VAT input	1,692	175
Others	629	1,767
Total	30,591	76,579
Less: allowance for credit losses	(823)	(615)
Prepayments and other current assets, net	¥ 29,768	¥ 75,964